November 29, 1995



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Rule 24f-2 Notice Amended for
     MERRILL LYNCH CORPORATE
            BOND FUND, INC.
     File No. 2-62329


Dear Sirs:

In accordance with the provisions of
Rule 24f-2 under the Investment
Company Act of 1940, Merrill Lynch
Corporate Bond Fund, Inc. (the
"Fund") hereby transmits its Rule
24f-2 Notice (the "Notice") on behalf
of three of its constituent portfolios:
High Income Portfolio, Investment
Grade Portfolio (formerly known as
the High Quality Portfolio) and
Intermediate Term Portfolio,
respectively (collectively referred to
herein as the "Portfolios").  This
Amended Notice replaces the Notice
filed by the Fund on November 17, 1995.
The sole reason for the amendment is
to reflect payment of the filing fee at
the rate of 1/29th of 1%, which has
been retroactively applied to the period during which the original Notice was filed.

This Notice is being filed for the fiscal year of each of the above referenced
Portfolios ended September 30, 1995
(the "Fiscal Year").

Set forth below is the information
required by Rule 24f-2 for each
Portfolio.  Included in such
information are the calculations on
which the filing fee is based.

I.  High Income Portfolio

1.   No shares of common stock of
      the Portfolio which had been
      registered under the Securities
      Act of 1933 (the "Securities Act")
      other than pursuant to Rule
      24f-2 remained unsold at the
      beginning of the Fiscal Year.

2.   No shares of common stock were
      registered under the Securities
      Act during the Fiscal Year other
      than pursuant to Rule 24f-2.

3.   217,841,160 shares of common
      stock were sold during the Fiscal
      Year.*

4.   217,841,160 shares of common
      stock were sold during the Fiscal
      Year in reliance upon registration
      pursuant to Rule 24f-2.
      Transmitted with this Notice is an
      opinion of Rogers & Wells,
      counsel for the Fund, indicating
      that the securities the registration
      of which this Notice makes definite
      in number were legally issued, fully
      paid and non-assessable.

5.   In accordance with Paragraph (c)
      of Rule 24f-2, the fee of $304,918.44
      has been wired.  Such fee, which
      relates to the 217,841,160 shares
      referred to in Paragraph (4), is
      based upon the actual aggregate
      sale price for which such securities
      were sold during the Fiscal Year,
      reduced by the actual aggregate
      repurchase price of shares of
      common stock redeemed or
      repurchased during the Fiscal
      Year.  The Fund did not apply the
      redemption or repurchase price
      of any shares of common stock
      redeemed or repurchased during
      the Fiscal Year pursuant to Rule
      24e-2(a) in filings made pursuant
      to rule 24(e)(1) of the Investment
      Company Act of 1940.  The
      calculation of the amount on which
      the filing fee is based is as follows:

    (i) Aggregate sale price for the
        217,841,160 shares of common
        stock sold during the Fiscal Year
        in reliance upon registration
        pursuant to Rule 24f-2.            $1,665,342,019


_______________
*Of this amount 17,000,487 Class A
  shares were sold at an aggregate
  price of $130,385,994,
  159,617,311 Class B shares were
  sold at an aggregate price of
  $1,217,867,803, 19,648,421
  Class C shares were sold at an
  aggregate price of $150,754,337
  and 21,574,941 Class D shares
  were sold at an aggregate price
  of $166,333,885.  The aggregate
  sale price of all shares of common
  stock sold during the Fiscal Year
  was $1,665,342,019.

   reduced by

   (ii) Aggregate redemption price
        for the 102,606,668 shares
        of common stock redeemed
        during the Fiscal Year.*                     $  781,078,546

   equal amount on which filing
   fee is based                                           $ 884,263,473

Based on the above calculation
$304,918.44 is payable with respect
to the registration of 217,841,160
shares of High Income Portfolio
common stock.


II.  Investment Grade Portfolio

1.   No shares of common stock of
      the Portfolio which had been
      registered under the Securities
      Act of 1933 (the "Securities Act")
      other than pursuant to Rule 24f-2
      remained unsold at the beginning
      of the Fiscal Year.

2.   No shares of common stock were
      registered under the Securities
      Act during the Fiscal Year other
      than pursuant to Rule 24f-2.

3.   42,877,791 shares of common
      stock were sold during the Fiscal
      Year.**

4.   42,877,791 shares of common
     stock were sold during the Fiscal
     Year in reliance upon registration
      pursuant to Rule 24f-2.
     Transmitted with this Notice is an
     opinion of Rogers & Wells, counsel
     for the Fund, indicating that the
     securities the registration of which
     this Notice makes definite in number
     were legally issued, fully paid and
     non-assessable.


  ____________
*Of this amount 22,086,202 Class A
 shares were redeemed at an aggregate
 price of $167,868,415, 69,059,662
 Class B shares were redeemed at an
 aggregate price of $524,845,954,
 2,657,002 Class C shares were
 redeemed at an aggregate price of
 $20,513,998 and 8,803,802 Class D
 shares were redeemed at an aggregate
 price of $67,850,179.
**Of this amount 14,319,272 Class A
 shares were sold at an aggregate price
 of $160,039,253, 23,189,348 Class B
 shares were sold at an aggregate price
 of $258,078,382, 2,612,510 Class C
 shares were sold at an aggregate price
 of $29,346,737 and 2,756,661 Class D
 shares were sold at an aggregate price
 of $30,772,337.  The aggregate sale
 price of all shares of common stock
 sold during the Fiscal Year was
 $478,236,709.

5.  In accordance with Paragraph
     (c) of Rule 24f-2, the fee of
     $70,839.21 has been wired.
     Such fee, which relates to the
     42,877,791 shares referred to
     in Paragraph (4), is based upon
     the actual aggregate sale price
     for which such securities were
     sold during the Fiscal Year,
     reduced by the actual aggregate
     repurchase price of shares of
     common stock redeemed or
     repurchased during the Fiscal
     Year.  The Fund did not apply
     the redemption or repurchase
     price of any shares of common
     stock redeemed or repurchased
     during the Fiscal Year pursuant to
     Rule 24e-2(a) in filings made
     pursuant to Rule 24(e)(1) of the
     Investment Company Act of 1940.
     The calculation of the amount on
     which the filing fee is based is
     as follows:

    (i)  Aggregate sale price for the
        42,877,791 shares of common
        stock sold during the Fiscal
        Year in reliance upon
        registration pursuant to Rule 24f-2.         $478,236,709

   reduced by

    (ii) Aggregate redemption price for
         the 24,767,884 shares of common
         stock redeemed during the
         Fiscal Year.*                                       $272,803,008

   equal amount on which filing fee
   is based                                                    $205,433,701

Based on the above calculation
$70,839.21 is payable with respect to
the registration of 42,877,791 shares
of Investment Grade Portfolio common
stock.


III.  Intermediate Term Portfolio

1.   No shares of common stock of
      the Portfolio which had been
      registered under the Securities
      Act of 1933 (the "Securities Act")
      other than pursuant to Rule 24f-2
      remained unsold at the beginning
     of the Fiscal Year.

2.   No shares of common stock were
      registered under the Securities Act
      during the Fiscal Year other than
      pursuant to Rule 24f-2.


____________
*Of this amount 8,729,534 Class A
  shares were redeemed at an
  aggregate price of $96,092,634,
  14,986,713 Class B shares were
  redeemed at an aggregate price
  of $164,956,465, 398,122 Class
  C shares were redeemed at an
  aggregate price of $4,456,879
  and 653,515 Class D shares
  were redeemed at an aggregate
  price of $7,297,030.

3.   19,331,261 shares of common
      stock were sold during the
      Fiscal Year.*

4.   19,331,261 shares of common
      stock were sold during the Fiscal
      Year in reliance upon registration
      pursuant to Rule 24f-2.
      Transmitted with this Notice is an
      opinion of Rogers & Wells,
      counsel for the Fund, indicating
      that the securities the registration
      of which this Notice makes definite
      in number were legally issued,
      fully paid and non-assessable.

5.   In accordance with Paragraph (c)
      of Rule 24f-2, the fee of $38,304.96
      has been wired.  Such fee, which
      relates to the 19,331,261 shares
      referred to in Paragraph (4), is
      based upon the actual aggregate
      sale price for which such securities
      were sold during the Fiscal Year,
      reduced by the actual aggregate
      repurchase price of shares of
      common stock redeemed or
      repurchased during the Fiscal
      Year.  The Fund did not apply the
      redemption or repurchase price of
      any shares of common stock
      redeemed or repurchased during
      the Fiscal Year pursuant to Rule
      24e-2(a) in filings made pursuant to
      Rule 24(e)(1) of the Investment
      Company Act of 1940.  The
      calculation of the amount on which
      the filing fee is based is as follows:

    (i) Aggregate sale price for the
       19,331,261 shares of common
       stock sold during the Fiscal
       Year in reliance upon
       registration pursuant to Rule 24f-2.                $218,533,969




___________
*Of this amount 6,450,433 Class A
 shares were sold at an aggregate
 price of $73,306,513, 10,542,654
 Class B shares were sold at an
 aggregate price of $118,768,676,
 663,716 Class C shares were sold
 at an aggregate price of $7,580,309
 and 1,674,458 Class D shares were
 sold at an aggregate price of
 $18,878,471.  The aggregate sale
 price of all shares of common stock
 sold during the Fiscal Year was
$218,533,969.

   reduced by

   (ii) Aggregate redemption price
        for the 9,713,716 shares
        of common stock redeemed
        during the Fiscal Year.*            $107,449,592

   equal amount on which filing
   fee is based                                  $111,084,377

Based on the above calculation
$38,304.96 is payable with respect
to the registration of 19,331,261
shares of Intermediate Term Portfolio
common stock.


Please direct any questions relating
to this filing to Michael J. Hennewinkel at the above address or to Leonard
Mackey at Rogers & Wells, 200 Park
Avenue, New York, New York  10166,
(212) 878-8489.

Very truly yours,

MERRILL LYNCH CORPORATE
       BOND FUND, INC.




By /s/ Michael J. Hennewinkel
   - - - - - - - - - - - - - - - -
     Michael J. Hennewinkel
      Secretary
















____________
*Of this amount, 3,794,801 Class A shares were redeemed at an aggregate price of $41,909,273, 5,575,382 Class B shares were redeemed at an aggregate price of $61,692,334, 74,509 Class C shares were redeemed at an aggregate price of $852,210 and 269,024 Class D shares were redeemed at an aggregate price of $2,995,775.